Related party transactions - Schedule of significant related party transactions (Details) - Related Party - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Bandwidth fees | Tencent Group
Related Party Transaction [Line Items]
Fees and cost paid to related parties	¥ 110,988,031	¥ 138,960,405	¥ 197,568,690
Revenues sharing fees and content cost
Related Party Transaction [Line Items]
Fees and cost paid to related parties	12,519,173	105,489,026	181,637,081
Revenues sharing fees and content cost | Equity method investees talent agencies
Related Party Transaction [Line Items]
Fees and cost paid to related parties	12,492,874	105,489,026	181,637,081
Revenues sharing fees and content cost | Tencent Group
Related Party Transaction [Line Items]
Fees and cost paid to related parties	26,299
Payment handling fees | Tencent Group
Related Party Transaction [Line Items]
Fees and cost paid to related parties	17,629,404	22,256,354	28,153,602
Virtual gifts | Tencent Group
Related Party Transaction [Line Items]
Purchased from related parties	182,216,981	116,032,260	60,444,813
Content rights | Tencent Group
Related Party Transaction [Line Items]
Purchased from related parties	161,933,140	280,708,045	103,198,542
Other fees | Tencent Group
Related Party Transaction [Line Items]
Purchased from related parties	687,250	3,878,843	8,734,726
Advertisement revenue | Tencent Group
Related Party Transaction [Line Items]
Revenue derived from related parties	24,052,614	56,057,315	14,979,036
Other revenue
Related Party Transaction [Line Items]
Other revenue derived from related parties	24,882,529	6,792,101	5,415,442
Other revenue | Equity method investees talent agencies
Related Party Transaction [Line Items]
Other revenue derived from related parties	457,798	2,542,300
Other revenue | Tencent Group
Related Party Transaction [Line Items]
Other revenue derived from related parties	¥ 24,424,731	¥ 4,249,801	¥ 5,415,442